Other Equity Instruments	12 Months Ended
Dec. 31, 2017
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Other Equity Instruments

31. OTHER EQUITY INSTRUMENTS

	Group
	2017 £m	2016 £m
£300m Step-up Callable Perpetual Reserve Capital Instruments	235	235
AT1 securities:
– £500m Perpetual Capital Securities	496	–
– £750m Perpetual Capital Securities	750	750
– £300m Perpetual Capital Securities	300	300
– £500m Perpetual Capital Securities	500	500
	2,281	1,785

£300m Step-up Callable Perpetual Reserve Capital Instruments

The £300m Step-up Callable Perpetual Reserve Capital Instruments were issued in 2001 by Santander UK plc. Reserve Capital Instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA and provided that the auditors have reported to the trustee within the previous six months that the solvency condition is met. The Reserve Capital Instruments bear interest at a rate of 7.037% per annum, payable annually in arrears, from 14 February 2001 to 14 February 2026. Thereafter, the reserve capital instruments will bear interest at a rate, reset every five years, of 3.75% per annum above the gross redemption yield on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The Reserve Capital Instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies. Upon the occurrence of certain tax or regulatory events, the Reserve Capital Instruments may be exchanged, their terms varied, or redeemed. Where interest payments have been deferred, the Company may not declare or pay dividends on or redeem or repurchase any junior securities until it next makes a scheduled payment on the Reserve Capital Instruments and Tier One Preferred Income Capital Securities. The Reserve Capital Instruments are unsecured securities of Santander UK plc and are subordinated to the claims of unsubordinated creditors and subordinated creditors holding loan capital of Santander UK plc. Upon the winding up of Santander UK plc, holders of Reserve Capital Instruments will rank pari passu with the holders of the most senior class(es) of preference shares (if any) of Santander UK plc then in issue and in priority to all other Santander UK plc shareholders. No such redemption may be made without the consent of the PRA.

Other equity instruments include AT1 securities issued by the Company. The £500m and £300m Perpetual Capital Securities issued in 2014 and the £750m and £500m Perpetual Capital Securities issued in 2015 and 2017 meet the CRD IV AT1 rules and are fully recognised as AT1 capital.

£500m Perpetual Capital Securities

On 10 April 2017, the Company issued £500m Perpetual Capital Securities, all of which were subscribed by the Company’s immediate parent, Santander UK Group Holdings plc. The securities are perpetual and pay a distribution rate on 24 March, June, September and December. At each distribution payment date, the Company can decide whether to pay the distribution rate, which is non–cumulative, in whole or in part. The distribution rate is 6.75% per annum until 24 June 2024; thereafter, the distribution rate resets every five years to a rate of 5.792% per annum above the then prevailing 5 year sterling mid swap rate. The Perpetual Capital Securities will be automatically written down should the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Perpetual Capital Securities are redeemable at the option of the Company on 24 June 2024 or on any reset date thereafter. No such redemption may be made without the consent of the PRA.

£750m Perpetual Capital Securities

On 10 June 2015, the Company issued £750m Perpetual Capital Securities, of which 100%was subscribed by the Company’s immediate parent, Santander UK Group Holdings plc. The securities are perpetual and pay a distribution rate on 24 March, June, September and December, commencing from September 2015. At each distribution payment date the Company can decide whether to pay the distribution rate which is non-cumulative, in whole or in part. The distribution rate is 7.375% per annum until 24 June 2022; thereafter the distribution rate resets every five years to a rate of 5.543% per annum above the then prevailing 5 year sterling mid swap rate. The Perpetual Capital Securities will be automatically written down if the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Perpetual Capital Securities are redeemable at the option of the Company on 24 June 2022 or any reset date thereafter. No such redemption may be made without the PRA’s consent.

£300m Perpetual Capital Securities

On 2 December 2014, the Company issued £300m Perpetual Capital Securities to its immediate parent company, Santander UK Group Holdings plc. The securities are perpetual and pay a distribution rate on 24 March, June, September and December, commencing from March 2015. At each distribution payment date, the Company can decide whether to pay the distribution rate, which is non-cumulative, in whole or in part. The distribution rate is 7.60% per annum until 24 December 2019; thereafter, the distribution rate resets every five years to a rate 6.066% per annum above the then prevailing 5 year sterling mid swap rate. The Perpetual Capital Securities will be automatically written down and the investors will lose their entire investment in the securities should the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Perpetual Capital Securities are redeemable at the option of the Company on 24 December 2019 or on each distribution payment date thereafter. No such redemption may be made without the consent of the PRA. In turn, Santander UK Group Holdings plc issued a similar security. The issuance was 100% subscribed by Banco Santander SA.

£500m Perpetual Capital Securities

On 24 June 2014, the Company issued £500m Perpetual Capital Securities to its immediate parent company, Santander UK Group Holdings plc. The securities are perpetual and pay a distribution rate on 24 March, June, September and December, commencing from March 2015. At each distribution payment date, the Company can decide whether to pay the distribution rate, which is non–cumulative, in whole or in part. The distribution rate is 6.475% per annum until 24 June 2019; thereafter, the distribution rate resets every five years to a rate 4.291% per annum above the then prevailing 5 year sterling mid swap rate. The Perpetual Capital Securities will be automatically written down and the investors will lose their entire investment in the securities should the Common Equity Tier 1 capital ratio of the Santander UK prudential consolidation group as defined in the PRA’s rules fall below 7%. The Perpetual Capital Securities are redeemable at the option of the Company on 24 June 2019 or on each distribution payment date thereafter. No such redemption may be made without the consent of the PRA. In turn, Santander UK Group Holdings plc issued a similar security. The issuance was 100% subscribed by Banco Santander SA.